Assets held for sale	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
18.	ASSETS HELD FOR SALE
Assets held for sale are as follows (Unit: Korean Won in millions):

Assets (*)	December 31, 2024	December 31, 2025
Premises and equipment	31,266	91,480
Others	42,723	77,011

Total	73,989	168,491

(*)	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2024 and December 31, 2025.
The Group measured assets held for sale at the lower of their net fair value or carrying amount.
The Group has decided to sell some of the Premises and Equipment through internal consultation during the current year and classified the property as non-current assets held for sale. The assets are expected to be sold within 12 months, and those that were scheduled to be sold at the end of the prior year have been sold and removed. On the other hand, other assets that are expected to be sold as of the end of the current year are classified as assets that are expected to be sold within one year due to the possibility of being sold as buildings and land acquired through auction.